Off-balance sheet commitments (Tables)	6 Months Ended
Jun. 30, 2025
Capital commitments [abstract]
Schedule of Off-balance Sheet Commitments

As of June 30, 2025	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
Clinical & Research and Development agreements	75	75	-	-	-
IT licensing agreements	3,174	1,110	2,064	-	-
Total commitments	3,249	1,185	2,064	-	-

As of December 31, 2024	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
Clinical & Research and Development agreements	67	67	-	-	-
IT licensing agreements	1,177	288	889	-	-
Total commitments	1,244	355	889	-	-